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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne R. Staples
         --------------------------------------
Title:   Chief Financial and Compliance Officer
         --------------------------------------
Phone:   312-377-8225
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dianne R. Staples              Chicago, Illinois   February 9, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $1,705,721

List of Other Included Managers:

None
Dianne R. Staples
Chief Financial and Compliance Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8225
F: 312-377-8299
Email: Dianne@Kgredding.com

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                           FORM 13F INFORMATION TABLE

FORM 13F
13-Dec-05

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------- ------------------ ---------- -------- --------------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ---------
American Tower Corp       COM            029912201    18,981   700,400 SH       Sole                  626,300           74,100
Crown Castle
 International Corp       COM            228227104     3,856   143,300 SH       Sole                  128,100           15,200
SBA Communications Corp   COM            78388J106     7,812   436,400 SH       Sole                  390,600           45,800
RioCan REIT               COM            766910103    18,219   934,500 SH       Sole                                   934,500
Summit REIT               COM            865916100    19,825   943,200 SH       Sole                                   943,200
Acadia Realty Trust       COM            004239109    24,129 1,203,463 SH       Sole                  556,656          646,807
American Financial
 Realty Trust             COM            02607P305     8,636   719,700 SH       Sole                  322,627          397,073
Archstone-Smith Trust     COM            039583109    28,209   673,400 SH       Sole                                   673,400
BNP Residential
 Properties Inc           COM            05564T103     1,808   112,784 SH       Sole                   63,910           48,874
BRE Properties Inc        COM            05564E106    54,931 1,207,800 SH       Sole                  423,500          784,300
Boston Properties Inc     COM            101121101    26,328   355,166 SH       Sole                                   355,166
Brookfield Properties
 Corp                     COM            112900105    72,922 2,478,650 SH       Sole                  911,200        1,567,450
Camden Property Trust     COM            133131102    54,327   937,973 SH       Sole                  301,770          636,203
Digital Realty Trust Inc  COM            253868103    43,517 1,923,000 SH       Sole                  668,600        1,254,400
Equity Residential        COM            29476L107   108,598 2,776,025 SH       Sole                  734,340        2,041,685
Essex Property Trust Inc  COM            297178105    12,770   138,500 SH       Sole                                   138,500
Extra Space Storage Inc   COM            30225T102    23,223 1,508,000 SH       Sole                  454,000        1,054,000
First Industrial Realty
 Trust                    COM            32054K103    24,854   645,550 SH       Sole                  285,950          359,600
First Potomac Realty
 Trust                    COM            33610F109       447    16,800 SH       Sole                   16,800
Forest City Enterprises
 Inc -                    COM            345550107    15,354   404,800 SH       Sole                  365,000           39,800
General Growth
 Properties Inc           COM            370021107   116,610 2,481,590 SH       Sole                  761,132        1,720,458
Glenborough Realty Trust
 Inc                      COM            37803P105    18,244 1,007,946 SH       Sole                  447,200          560,746
Gramercy Capital Corp     COM            384871109       796    34,954 SH       Sole                   34,954
Hilton Hotels Corp        COM            432848109    27,839 1,154,671 SH       Sole                  625,027          529,644
Host Marriott Corp        COM            44107P104    13,254   699,400 SH       Sole                                   699,400
Huntingdon REIT           COM            446027104    12,496 5,300,000 SH       Sole                4,750,000          550,000
Innkeepers USA Trust      COM            4576J0104     1,741   108,800 SH       Sole                   60,500           48,300
Maguire Properties Inc    COM            559775101    65,286 2,112,801 SH       Sole                  689,900        1,422,901
Marriott International
 Inc                      COM            571903202     9,356   139,705 SH       Sole                  125,305           14,400
Omega Healthcare
 Investors Inc            COM            681936100    42,813 3,400,536 SH       Sole                1,386,350        2,014,186
Orient-Express Hotels
 Ltd                      COM            G67743107    16,220   514,600 SH       Sole                  463,600           51,000
Post Properties Inc       COM            737464107    26,279   657,797 SH       Sole                  279,953          377,844
ProLogis                  COM            743410102   119,215 2,551,693 SH       Sole                  745,624        1,806,069
Ramco-Gershenson
 Properties Trust         COM            751452202    15,638   586,800 SH       Sole                  239,600          347,200
Reckson Associates
 Realty Corp              COM            75621K106    66,280 1,842,124 SH       Sole                  545,324        1,296,800
Regency Centers Corp      COM            758849103    66,071 1,120,800 SH       Sole                  353,973          766,827
SL Green Realty Corp      COM            78440X101    12,222   160,000 SH       Sole                                   160,000
Simon Property Group Inc  COM            828806109   145,618 1,900,278 SH       Sole                  538,114        1,362,164

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
St Joe Company            COM            790148100    23,751   353,334 SH       Sole                  193,200          160,134
Starwood Hotels &
 Resorts World            COM            85590A203   144,098 2,256,463 SH       Sole                  839,932        1,416,531
Sunstone Hotel Investors
 Inc                      COM            867892101    34,227 1,288,198 SH       Sole                  439,898          848,300
Trizec Properties Inc     COM            89687P107    57,483 2,508,000 SH       Sole                  960,300        1,547,700
Ventas Inc                COM            92276F100    61,545 1,922,074 SH       Sole                  576,884        1,345,190
Vornado Realty Trust      COM            929042109    24,540   294,000 SH       Sole                                   294,000
Weingarten Realty
 Investors                COM            948741103    15,083   398,905 SH       Sole                                   398,905
CMET Finance Holdings     COM            189758105       270     9,000 SH       Sole                    9,000

                                      26 DATA
REPORT SUMMARY                           RECORDS   1,705,721         0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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